Quarterly Holdings Report
for

Fidelity® Japan Fund

July 31, 2020

JPN-QTLY-0920
1.804854.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
COMMUNICATION SERVICES - 8.8%
Entertainment - 2.3%
Nexon Co. Ltd.	180,200	$4,647,357
Nintendo Co. Ltd.	29,900	13,150,328
		17,797,685
Interactive Media & Services - 1.5%
Hypebeast Ltd.	20,787,500	1,850,686
Yahoo! Japan Corp.	1,904,400	10,127,098
		11,977,784
Wireless Telecommunication Services - 5.0%
SoftBank Group Corp.	618,700	39,023,320

TOTAL COMMUNICATION SERVICES		68,798,789

CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.7%
DaikyoNishikawa Corp.	526,700	2,199,248
DENSO Corp.	298,400	11,038,592
		13,237,840
Automobiles - 1.4%
Suzuki Motor Corp.	331,800	10,887,495
Distributors - 0.7%
Arata Corp.	112,800	5,349,355
Hotels, Restaurants & Leisure - 0.6%
Curves Holdings Co. Ltd. (a)	580,500	2,813,249
Koshidaka Holdings Co. Ltd.	580,500	1,820,660
		4,633,909
Household Durables - 4.9%
Sony Corp.	495,700	38,513,432
Internet & Direct Marketing Retail - 1.1%
Zozo, Inc.	308,500	8,335,081
Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	101,400	5,599,547
Multiline Retail - 0.3%
Ryohin Keikaku Co. Ltd.	211,400	2,530,290
Specialty Retail - 1.2%
Nitori Holdings Co. Ltd.	43,200	9,455,803
Textiles, Apparel & Luxury Goods - 0.4%
Descente Ltd. (a)(b)	181,400	2,921,799

TOTAL CONSUMER DISCRETIONARY		101,464,551

CONSUMER STAPLES - 9.0%
Food & Staples Retailing - 4.9%
Ain Holdings, Inc.	101,800	6,481,810
Nishimoto Co. Ltd.	137,900	2,411,345
Seven & i Holdings Co. Ltd.	301,100	9,099,101
Sundrug Co. Ltd.	81,100	2,765,774
Tsuruha Holdings, Inc.	64,600	8,903,821
Welcia Holdings Co. Ltd.	97,500	8,934,391
		38,596,242
Food Products - 0.6%
Morinaga & Co. Ltd.	124,000	4,492,372
Personal Products - 3.5%
Kao Corp.	233,000	16,902,760
Kose Corp.	33,500	3,354,589
Shiseido Co. Ltd.	122,600	6,830,805
		27,088,154

TOTAL CONSUMER STAPLES		70,176,768

FINANCIALS - 7.7%
Banks - 2.4%
Mitsubishi UFJ Financial Group, Inc.	4,319,400	16,186,173
Shinsei Bank Ltd.	206,600	2,334,014
		18,520,187
Capital Markets - 0.8%
JAFCO Co. Ltd.	58,700	2,065,632
SBI Holdings, Inc. Japan	188,400	3,928,003
		5,993,635
Diversified Financial Services - 2.2%
ORIX Corp.	1,560,400	16,875,912
Insurance - 2.3%
Lifenet Insurance Co. (a)(b)	180,600	2,192,348
Tokio Marine Holdings, Inc.	382,900	16,167,940
		18,360,288

TOTAL FINANCIALS		59,750,022

HEALTH CARE - 13.2%
Health Care Equipment & Supplies - 8.1%
Hoya Corp.	355,900	35,033,565
Olympus Corp.	721,200	12,971,844
Paramount Bed Holdings Co. Ltd.	120,400	5,124,009
Sysmex Corp.	45,200	3,471,930
Terumo Corp.	177,600	6,718,799
		63,320,147
Health Care Providers & Services - 0.6%
N Field Co. Ltd.	188,800	774,070
Ship Healthcare Holdings, Inc.	91,100	3,907,175
		4,681,245
Pharmaceuticals - 4.5%
Astellas Pharma, Inc.	531,500	8,290,319
Eisai Co. Ltd.	75,400	6,085,276
Takeda Pharmaceutical Co. Ltd.	556,441	20,180,339
		34,555,934

TOTAL HEALTH CARE		102,557,326

INDUSTRIALS - 19.1%
Building Products - 3.0%
Daikin Industries Ltd.	100,300	17,647,433
Toto Ltd.	152,600	5,756,335
		23,403,768
Commercial Services & Supplies - 2.1%
Park24 Co. Ltd.	355,100	4,763,516
Secom Co. Ltd.	89,200	7,713,929
Sohgo Security Services Co., Ltd.	84,300	3,953,989
		16,431,434
Construction & Engineering - 0.7%
Mirait Holdings Corp. (b)	391,600	5,371,529
Electrical Equipment - 1.8%
Nidec Corp.	178,800	14,203,343
Machinery - 5.7%
CKD Corp.	197,800	3,750,268
Fanuc Corp.	43,300	7,305,712
Hoshizaki Corp.	78,400	5,954,712
Kitz Corp.	548,200	3,438,711
Minebea Mitsumi, Inc.	461,500	7,568,304
Misumi Group, Inc.	450,460	10,613,077
Nabtesco Corp.	184,400	5,522,158
Shima Seiki Manufacturing Ltd.	55,400	650,533
		44,803,475
Professional Services - 3.4%
Persol Holdings Co., Ltd.	970,900	12,272,110
Recruit Holdings Co. Ltd.	242,400	7,561,874
SMS Co., Ltd.	269,900	6,662,403
		26,496,387
Road & Rail - 0.6%
Hitachi Transport System Ltd.	157,300	4,643,734
Trading Companies & Distributors - 1.8%
Itochu Corp.	371,400	8,143,437
Trusco Nakayama Corp.	244,800	5,735,242
		13,878,679

TOTAL INDUSTRIALS		149,232,349

INFORMATION TECHNOLOGY - 15.1%
Electronic Equipment & Components - 5.0%
Azbil Corp.	160,200	5,312,002
Dexerials Corp.	587,800	5,280,788
Iriso Electronics Co. Ltd.	118,600	3,551,670
Murata Manufacturing Co. Ltd.	213,500	13,713,252
Shimadzu Corp.	147,200	3,700,337
TDK Corp.	67,700	7,537,512
		39,095,561
IT Services - 8.2%
DTS Corp.	187,800	3,583,732
Future Corp.	128,500	2,135,294
GMO Internet, Inc.	405,200	11,675,027
IT Holdings Corp.	233,700	5,015,978
ITOCHU Techno-Solutions Corp.	235,400	9,506,731
Net One Systems Co. Ltd.	216,500	8,375,301
NSD Co. Ltd.	442,200	8,054,051
NTT Data Corp.	546,300	6,211,021
Otsuka Corp.	92,200	4,755,675
SCSK Corp.	94,500	4,767,182
		64,079,992
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp. (a)	1,117,300	6,100,793
Software - 1.1%
Money Forward, Inc. (a)(b)	121,200	8,163,582

TOTAL INFORMATION TECHNOLOGY		117,439,928

MATERIALS - 6.6%
Chemicals - 6.6%
JSR Corp.	314,100	6,738,662
Kansai Paint Co. Ltd.	380,400	7,294,998
KH Neochem Co. Ltd.	220,399	4,014,258
Nissan Chemical Corp.	133,500	7,070,348
NOF Corp.	128,400	4,767,011
Shin-Etsu Chemical Co. Ltd.	131,300	15,367,191
Tokyo Ohka Kogyo Co. Ltd.	118,500	6,179,396
		51,431,864
REAL ESTATE - 3.1%
Real Estate Management & Development - 3.1%
Daiwa House Industry Co. Ltd.	242,300	5,346,889
Kenedix, Inc.	1,769,100	8,038,705
Open House Co. Ltd.	227,500	6,434,604
Relo Group, Inc.	266,800	4,607,344
		24,427,542
TOTAL COMMON STOCKS
(Cost $628,342,221)		745,279,139

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.14% (c)	44,157,480	44,170,727
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	3,443,728	3,444,072
TOTAL MONEY MARKET FUNDS
(Cost $47,613,762)		47,614,799
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $675,955,983)		792,893,938
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(13,378,096)
NET ASSETS - 100%		$779,515,842

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$135,672
Fidelity Securities Lending Cash Central Fund	115,597
Total	$251,269

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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